UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     W. John Driscoll
Address:  2000 Wells Fargo Place
          30 East Seventh Street
          Saint Paul, Minnesota 55101-4930

Form 13F File Number:  28-7024

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   W. John Driscoll
Title:  Trustee
Phone:  (651) 215-4452

Signature, Place, and Date of Signing:

/s/W. John Driscoll      Saint Paul, Minnesota      August 1, 2006
----------------------   -----------------------    ----------------
[Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $  107,241
                                          (thousands)


     Confidential information has been omitted from this public Form 13F report, is subject to a request for confidential treatment of information in accordance with Rule 24b-2 under the Securities Exchange Act of 1934 and has been separately filed with the Secretary of the Securities and Exchange Commission.


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- -------- --------


The information contained in this table is subject to a request for confidential treatment of information in accordance with Rule 24b-2 under the Securities Exchange Act of 1934 and has been separately filed with the Secretary of the Securities and Exchange Commission.